Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Schedule Of Non-controlling Interest

Non-controlling interests
RMB
Balance as of December 31, 2016	49,624

Net loss attributable to non-controlling interests	(57,222)
Acquisition of additional equity interests in subsidiaries	(36,345)
Balance as of December 31, 2017	(43,943)
Net income attributable to non-controlling interests	4,685
Acquisition of additional equity interests in subsidiaries	(12,764)
Capital contribution from non-controlling interests shareholders	1,000

Balance as of December 31, 2018	(51,022)
Net loss attributable to non-controlling interests	(30,399)
Acquisition of additional equity interests in subsidiaries (i)	(16,400)
Dilution in non-controlling interests due to the Group’s contribution to its subsidiary (ii)	97,875
Capital contribution from non-controlling interests shareholders (iii)	107,950
Non-controlling interests arising from the acquisition of Shan Shan Outlets (iv)	314,537

Balance as of December 31, 2019	422,541

(i)	During the year ended December 31, 2019, the Group purchased additional equity interests of RMB16,400 of certain subsidiaries mainly providing logistics services.
(ii)
During the year ended December 31, 2019, the Group converted a loan receivable of RMB441,000 it has with one of its non-wholly owned subsidiary into 19.2% of equity interest. The dilution impact of this equity transaction of non-controlling interests is RMB97,875. After the conversion, the Group holds 99.7% equity interest of the subsidiary.

(iii)
During the year ended December 31, 2019, the Group received capital contribution of RMB107,950 from certain non-controlling interests holders. After the contribution, the Group holds 51%, 80%, 60% and 70% equity interests in Qingdao West Coast Bonded Logistics Center Supply Chain Management Co., Ltd, Xinjiang Shan Shan Outlets Shopping Mall Co., Ltd, Hengyang Shan Shan Outlets Shopping Mall Co., Ltd and Shenyang Shan Shan Outlets Shopping Mall Co., Ltd, respectively.

(iv)
As part of the acquisition of Shan Shan Outlets disclosed in Note 3, the Group acquired 70%, 75%, 80%, 60%, 70%, 90% and 75% equity interests in 7 subsidiaries, with non-controlling interests of RMB159,373, RMB81,784, RMB29,257, RMB21,860, RMB300, RMB17,455 and RMB4,508, respectively.

Schedule of ownership interests in subsidiaries

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	1,949,655	2,128,787	4,016,832

Transfers from (to) the non-controlling interests:
Increase (decrease) in the Company’s additional paid-in capital in relation to the acquisitions of additional equity interests in subsidiaries	9,914	(5,935)	(10,497)
Decrease in the Company’s additional paid-in capital in relation to contribution to its subsidiary	—	—	(97,875)

Net transfers from (to) non-controlling interests	9,914	(5,935)	(108,372)

Changes from net income attributable to Vipshop Holdings Limited’s shareholders and transfers from (to) non-controlling interests	1,959,569	2,122,852	3,908,460